Inventories	12 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Inventories

16. Inventories

(in USD)	September 30, 2024	September 30, 2023
Raw materials	341,434	432,744
Work in progress	58,823	58,633
Finished goods	104,955	74,849
	505,212	566,226

Raw materials includes a provision for obsolete inventory of $101,704 (2023 - $5,706). The gross carrying value of inventory is $606,916 (2023 - $571,932).